UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/06
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS



                                [GRAPHIC OMITTED]

                                                               FEBRUARY 28, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       SEMIANNUAL REPORT AND SHAREHOLDER LETTER           |    INTERNATIONAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                      TEMPLETON
                   CHINA WORLD FUND                    Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER.........................................................    1

SEMIANNUAL REPORT

Templeton China World Fund ................................................    3

Performance Summary .... ..................................................    8

Your Fund's Expenses.......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   21

Notes to Financial Statements..............................................   24

Shareholder Information....................................................   32

--------------------------------------------------------------------------------
Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

--------------------------------------------------------------------------------
  PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Templeton China World Fund covers the period ended February 28, 2006.

PERFORMANCE OVERVIEW

For the six months under review, Templeton China World Fund - Class A delivered a +14.94% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) China Index, which posted a +24.15% cumulative total return. 1 For comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index posted a +21.96% cumulative total return for the same period. 2 In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 8. For example, for the 10-year period ended February 28, 2006, the Fund's Class A shares delivered a +143.43% cumulative total return, compared with the MSCI China Index's -31.56% cumulative total return for the same period. 3 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

1. Source: Standard & Poor's Micropal. The MSCI China Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in China.

2. Source: Standard & Poor's Micropal. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of equity securities in China.

3. Source: Standard & Poor's Micropal. As of 2/28/06, the Fund's 10-year average annual total return not including sales charges was +9.30%, compared with -3.72% average annual total return for the MSCI China Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the reporting period, economic growth was strong in the region where the Fund invests. China's economy was forecast to grow 9.2% in 2006, slightly slower than the 9.9% recorded last year. 4 Strong exports, robust investment and recovery in domestic demand were expected to support gross domestic product
(GDP) growth. Despite China's strong economic growth in 2005, inflation remained benign, averaging 1.8% for the same period. 4 Foreign direct investment (FDI) into China strengthened in January as investors remained optimistic about the country's growing consumer market and high manufacturing productivity. FDI in January 2006 rose 11% compared with January 2005 (year-over-year), after edging down 0.5% for calendar year 2005. 4

Hong Kong's economic environment continued to improve during the period. Fourth quarter GDP grew 7.6% year-over-year, bringing 2005's growth to 7.3%. 5 Key drivers included strengthening exports and consumer expenditures. Unemployment trended downward, ending January 2006 at 5.2%. 5 As a sign of robust finances, the government anticipated a budget surplus in the current fiscal year ending March 2006, its first in eight years.

In Taiwan, solid export and industrial output growth led fourth quarter 2005 GDP to expand 6.4% year-over-year, faster than government forecasts. 6 This acceleration brought the full-year GDP to 4.1%. 6 Exports rose 26.4%, while industrial output increased 14.1% year-over-year. 7 Inflation remained under control as Taiwan's central bank maintained a tightening policy. Politically, the ruling Democratic Progressive Party lost significant support to the opposition party Kuomintang (KMT) in local elections.

Reflecting China's rapid economic developments, Chinese equity prices recorded strong appreciation. China continued to attract new funds, making

4. Source: National Bureau of Statistics, China.

5. Source: Census and Statistics Department, Hong Kong.

6. Source: Directorate General of Budget, Accounting and Statistics, Taiwan.

7. Sources: Ministry of Finance, Taiwan; Ministry of Economic Affairs, Taiwan.


4 | Semiannual Report

2005 a record year for new equity issuance. Hong Kong's robust economic growth, falling unemployment and higher liquidity in the banking system offset rising interest rates, and its equity market rose during the period. In Taiwan, high oil prices and poor political sentiment appeared to hurt local financial markets in the early part of the period. However, apparently attracted by cheap valuations and the conclusion of local elections, investors returned in the latter part of the period, which allowed the MSCI Taiwan Index to return +12.40% in U.S. dollar terms for the six-month period. 8

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.

MANAGER'S DISCUSSION

The Fund's underweighted exposure to the telecommunication services sector and transportation infrastructure industry were among the largest contributors to performance relative to the MSCI China Index. 9 Stock selection in the semiconductors and semiconductor equipment industry further supported relative performance. The Fund's underweightings in China Telecom and China Mobile had the largest positive effect in the telecommunication services sector. Within the semiconductors and semiconductor equipment industry, the Fund benefited from its lack of exposure to Semiconductor Manufacturing, which declined significantly during the period. The Fund's relative performance also benefited from not holding transportation companies such as China Shipping Containers and China Cosco Holdings as these stocks underperformed the broader MSCI China Index.

8. Source: Standard & Poor's Micropal. The MSCI Taiwan Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Taiwan. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

9. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

China ...............................................................     44.5%
Taiwan ..............................................................     22.6%
Hong Kong ...........................................................     18.0%
U.K. ................................................................      4.1%
South Korea .........................................................      1.8%
Singapore ...........................................................      0.4%
Short-Term Investments & Other Net Assets ...........................      8.6%


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
2/28/06

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H & restricted                                         9.4%
  OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                      7.0%
  FOOD & STAPLES RETAILING, HONG KONG
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd.                                               5.5%
  WIRELESS TELECOMMUNICATION SERVICES,
  CHINA
--------------------------------------------------------------------------------
China Petroleum & Chemical Corp., H                                         4.4%
  OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
China Construction Bank, H & restricted                                     4.3%
  COMMERCIAL BANKS, CHINA
--------------------------------------------------------------------------------
HSBC Holdings PLC                                                           4.1%
  COMMERCIAL BANKS, U.K.
--------------------------------------------------------------------------------
CNOOC Ltd.                                                                  3.5%
  OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
China Resources Enterprise Ltd.                                             2.9%
  DISTRIBUTORS, CHINA
--------------------------------------------------------------------------------
Acer Inc.                                                                   2.8%
  COMPUTERS & PERIPHERALS, TAIWAN
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                                 2.8%
  REAL ESTATE, HONG KONG
--------------------------------------------------------------------------------

The Fund's stock selection in the real estate and commercial banks industries significantly detracted from relative performance. Within the real estate industry, the Fund's overweighted exposure to Cheung Kong and Hongkong Land Holdings (not index components) hurt performance as the stocks underperformed the benchmark MSCI China Index during the period. We believe Cheung Kong, a major Hong Kong conglomerate with a strong market position in the real estate market, is well positioned to benefit from the city's improving economic environment and recovery in property prices. Similarly, Hongkong Land is a major property development, investment and management firm, which we believe stands to gain from recovery in the city's property rental market. The Fund also suffered from not owning strong performing stocks China Overseas Land and China Resources Land whose valuations we considered unattractive, based on our investment strategy.

In the commercial banks industry, the Fund's overweighted position in HSBC Holdings had the greatest negative effect on relative performance. HSBC is one of the world's largest banking and financial services organizations, and in line with our strategy, we believe it is in a position to benefit from the growing global demand for banking services in the long term. Underweighted positions in China Construction Bank and Bank of Communications also hurt relative performance. We increased the Fund's investment in China Construction Bank during the reporting period, but divested our interests in Bank of Communications. We continued to increase the Fund's exposure to the commercial banks industry via other investments.

During the reporting period, the Fund's largest investments were in China H (Hong Kong-listed companies) and Red Chip (Hong Kong-listed companies with significant exposure to China) shares as well as in Taiwanese equities. Seeking to position the Fund to benefit from high oil prices, we increased the Fund's exposure to the oil, gas and consumable fuels industry. Key purchases included PetroChina, a dominant player in upstream (exploration, development and production) oil and gas, and CNOOC, the largest offshore oil and natural gas exploration and production company in China. The Fund also had substantial investments in commercial banks. China's liberalization of the banking sector could unlock hidden capital and allow banks to benefit from the growing financial needs of consumers in the greater China region. Additions included the aforementioned China Construction Bank, one of the country's largest commercial banks, and Chinatrust Financial Holding, Taiwan's leading consumer bank.


6 | Semiannual Report

In terms of sales during the period, the Fund realized gains by trimming its holdings in South Korea's LG and China Red Chip Cosco Pacific as they reached sale price targets. LG is a prominent multi-holding company with a broad product line that ranges from basic chemicals to LCD televisions. The LG brand is fast becoming a household name in China. Cosco Pacific is a conglomerate with focus on container leasing and terminal operations.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

                  /s/ Mark Mobius
[PHOTO OMITTED]
                  Mark Mobius
                  Portfolio Manager
                  Templeton China World Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 2/28/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TCWAX)                                     CHANGE        2/28/06        8/31/05
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.87         $24.54        $21.67
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/05-2/28/06)
-------------------------------------------------------------------------------------------------
Dividend Income                         $0.3168
-------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: TCWBX)                                     CHANGE        2/28/06       8/31/05
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.93         $24.40        $21.47
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/05-2/28/06)
-------------------------------------------------------------------------------------------------
Dividend Income                         $0.1702
-------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TCWCX)                                     CHANGE        2/28/06       8/31/05
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.86         $24.35        $21.49
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/05-2/28/06)
-------------------------------------------------------------------------------------------------
Dividend Income                         $0.2381
-------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TACWX)                               CHANGE        2/28/06        8/31/05
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.87         $24.65        $21.78
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/05-2/28/06)
-------------------------------------------------------------------------------------------------
Dividend Income                         $0.3614
-------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH          1-YEAR           5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +14.94%         +21.38%         +151.72%        +143.43%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +8.33%         +14.40%          +18.86%          +8.66%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,833         $11,440          $23,725         $22,943
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                      +16.59%          +19.95%          +8.97%
-------------------------------------------------------------------------------------------------
CLASS B                                 6-MONTH          1-YEAR           5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +14.56%         +20.57%         +143.51%        +129.11%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3           +10.56%         +16.57%          +19.29%          +8.64%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $11,056         $11,657          $24,151         $22,911
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                      +18.92%          +20.38%          +8.95%
-------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH          1-YEAR           5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +14.59%         +20.60%         +143.66%        +126.18%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3           +13.59%         +19.60%          +19.50%          +8.50%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $11,359         $11,960          $24,366         $22,618
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                      +21.99%          +20.59%          +8.82%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS                           6-MONTH          1-YEAR           5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +15.10%         +21.76%         +156.27%        +153.38%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3           +15.10%         +21.76%          +20.71%          +9.74%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $11,510         $12,176          $25,627         $25,338
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                      +24.13%          +21.82%         +10.06%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

THE GOVERNMENT'S PARTICIPATION IN THE ECONOMY IS STILL HIGH AND, THEREFORE, TEMPLETON CHINA WORLD FUND'S INVESTMENTS IN CHINA WILL BE SUBJECT TO LARGER REGULATORY RISK LEVELS COMPARED TO MANY OTHER COUNTRIES. IN ADDITION, SPECIAL RISKS ARE ASSOCIATED WITH INTERNATIONAL INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY INVESTING IN "CHINA COMPANIES," THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Effective after the close of business on 8/8/03, Templeton China World Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charges and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 =  $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 9/1/05         VALUE 2/28/06      PERIOD* 9/1/05-2/28/06
-----------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,149.40                $10.87
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,014.68                $10.19
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,145.60                $14.26
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,011.50                $13.37
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,145.90                $14.26
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,011.50                $13.37
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,151.00                $ 9.01
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,016.41                $ 8.45
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 2.04%;
B: 2.68%; C: 2.68%; and Advisor: 1.69%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                         -------------------------------------------------------------
                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2006             YEAR ENDED AUGUST 31,
CLASS A                                                     (UNAUDITED)         2005         2004             2003 g
                                                         -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............         $  21.67         $  17.97     $  14.89         $    14.30
                                                         -------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a  ...................            (0.08)            0.43         0.21               0.12

 Net realized and unrealized gains (losses) ........             3.27             3.46         3.24               0.40
                                                         -------------------------------------------------------------
Total from investment operations ...................             3.19             3.89         3.45               0.52
                                                         -------------------------------------------------------------
Less distributions from net investment income ......            (0.32)           (0.19)       (0.40)                --
                                                         -------------------------------------------------------------
Redemption fees ....................................               -- c             -- c       0.03               0.07
                                                         -------------------------------------------------------------
Net asset value, end of period .....................         $  24.54         $  21.67     $  17.97         $    14.89
                                                         =============================================================

Total return b  ....................................            14.94%           21.85%       23.80%              4.13%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................         $199,074         $111,193     $ 43,179         $    3,166

Ratios to average net assets:

 Expenses ..........................................             2.04% d,e        2.08%e       2.14% e,f          3.03% h

 Net investment income .............................            (0.58%) d         1.86%        1.09%             38.74% h

Portfolio turnover rate ............................             2.04%            9.66%       30.82%             19.99%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Ratio of expenses to average net assets, excluding payments by affiliate were 2.30%.

g For the period August 11, 2003 (effective date) to August 31, 2003.

h Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


                     Semiannual Report | See notes to financial statements. | 13

Templeton China World Fund

                                                         -------------------------------------------------------------
                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2006             YEAR ENDED AUGUST 31,
CLASS B                                                     (UNAUDITED)         2005         2004             2003 g
                                                         -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............            21.47         $  17.84     $  14.88         $    14.30
                                                         -------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a  ...................            (0.13)            0.24         0.16               0.08

 Net realized and unrealized gains (losses) ........             3.23             3.51         3.16               0.43
                                                         -------------------------------------------------------------
Total from investment operations ...................             3.10             3.75         3.32               0.51
                                                         -------------------------------------------------------------
Less distributions from net investment income ......            (0.17)           (0.12)       (0.39)                --
                                                         -------------------------------------------------------------
Redemption fees ....................................               -- c             -- c       0.03               0.07
                                                         -------------------------------------------------------------
Net asset value, end of period .....................         $  24.40         $  21.47     $  17.84         $    14.88
                                                         =============================================================

Total return b  ....................................            14.56%           21.12%       22.95%            4.06%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................         $ 14,938         $ 12,264     $  8,630         $      362

Ratios to average net assets:

 Expenses ..........................................             2.68% d,e        2.73% e      2.79% e,f          3.68% h

 Net investment income .............................            (1.22%) d         1.21%        0.44%             38.09% h

Portfolio turnover rate ............................             2.04%            9.66%       30.82%             19.99%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Ratio of expenses to average net assets, excluding payments by affiliate were 2.30%.

g For the period August 11, 2003 (effective date) to August 31, 2003.

h Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


14 | See notes to financial statements. | Semiannual Report

Templeton China World Fund

                                                         -------------------------------------------------------------
                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2006             YEAR ENDED AUGUST 31,
CLASS C                                                     (UNAUDITED)         2005         2004             2003 g
                                                         -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............         $  21.49         $  17.85     $  14.88         $    14.30
                                                         -------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a  ...................            (0.15)            0.29         0.12               0.11

 Net realized and unrealized gains (losses) ........             3.25             3.46         3.21               0.40
                                                         -------------------------------------------------------------
Total from investment operations ...................             3.10             3.75         3.33               0.51
                                                         -------------------------------------------------------------
Less distributions from net investment income ......            (0.24)           (0.11)       (0.39)                --
                                                         -------------------------------------------------------------
Redemption fees ....................................               -- c             -- c       0.03               0.07
                                                         -------------------------------------------------------------
Net asset value, end of period .....................         $  24.35         $  21.49     $  17.85         $    14.88
                                                         =============================================================

Total return b  ....................................            14.59%           21.10%       23.02%              4.06%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................         $ 79,598         $ 45,738     $ 20,603         $      652

Ratios to average net assets:

 Expenses ..........................................             2.68% d,e        2.68% e      2.75% e,f          3.68% h

 Net investment income .............................            (1.22%) d         1.26%        0.48%             38.09% h

 Portfolio turnover rate ...........................             2.04%            9.66%       30.82%             19.99%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Ratio of expenses to average net assets, excluding payments by affiliate were 2.30%.

g For the period August 11, 2003 (effective date) to August 31, 2003.

h Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


                     Semiannual Report | See notes to financial statements. | 15

Templeton China World Fund

                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             FEBRUARY
                                             28, 2006                               YEAR ENDED AUGUST 31,
ADVISOR CLASS                               (UNAUDITED)           2005          2004            2003 h          2002       2001
                                            -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ....   $    21.78          $  18.03      $  14.90          $  10.64      $   9.52   $  11.33
                                            -------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a  ........        (0.02)             0.42          0.24              0.43          0.21       0.18

 Net realized and unrealized gains
  (losses) ..............................         3.25              3.56          3.27              4.08          0.98      (1.98)
                                            -------------------------------------------------------------------------------------
Total from investment operations ........         3.23              3.98          3.51              4.51          1.19      (1.80)
                                            -------------------------------------------------------------------------------------
Capital share repurchases ...............           --                --            --                --          0.11       0.09
                                            -------------------------------------------------------------------------------------
Less distributions from net investment
 income .................................        (0.36)            (0.23)        (0.41)            (0.32)        (0.18)     (0.10)
                                            -------------------------------------------------------------------------------------
Redemption fees .........................           -- d              -- d        0.03              0.07            --         --
                                            -------------------------------------------------------------------------------------
Net asset value, end of period ..........   $    24.65          $  21.78      $  18.03          $  14.90      $  10.64   $   9.52
                                            =====================================================================================
Market value, end of period b  ..........           --                --            --                --      $   9.10   $   7.73
                                            =====================================================================================

Total return (based on market value
 per share) .............................           --                --            --                --         20.27%     (2.14)%

Total return (based on net asset value
 per share) c  ..........................        15.10%            22.31%        24.21%            43.95%           --         --


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......   $  220,087          $190,844      $161,599          $181,913      $173,204   $172,209

Ratios to average net assets:

 Expenses ...............................         1.69% e,f         1.73% f       1.79% f,g         2.10% g       1.66%      1.66%

 Net investment income ..................        (0.23%) e          2.21%         1.44%             3.66%         2.01%      1.70%

Portfolio turnover rate .................         2.04%             9.66%        30.82%            19.99%        44.62%     83.85%

a Based on average daily shares outstanding.

b Based on the last sale of the New York Stock Exchange.

c Total return is not annualized for periods less than one year.

d Amount is less than $0.01 per share.

e Annualized.

f Benefit of expense reduction is less than 0.01%.

g Ratio of expenses to average net assets, excluding payments by affiliate for the years ended August 31, 2003 and 2004, were 2.63% and 1.95%, respectively.

h On August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, the information included is for operation of the Fund as a closed-end fund, and does not reflect expenses applicable to an open-end fund.


16 | See notes to financial statements. | Semiannual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.4%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H .......................................................           China             1,238,000   $     534,587
                                                                                                                      -------------

    AIRLINES 0.5%
  a Air China Ltd., H .......................................................           China             6,088,000       2,216,900
a,b Air China Ltd., H, 144A .................................................           China               500,000         182,071
                                                                                                                      -------------
                                                                                                                          2,398,971
                                                                                                                      -------------

    AUTO COMPONENTS 1.2%
    Cheng Shin Rubber Industry Co. Ltd. .....................................           Taiwan            6,876,540       5,096,402
    Weifu High-Technology Co. Ltd., B .......................................           China             1,212,987       1,014,738
    Xinyi Glass Holding Co. Ltd. ............................................           China               420,000         117,750
                                                                                                                      -------------
                                                                                                                          6,228,890
                                                                                                                      -------------

    AUTOMOBILES 0.9%
    Brilliance China Automotive Holdings Ltd. ...............................           China             3,642,000         633,763
    China Motor Co. Ltd. ....................................................           Taiwan            2,019,000       2,277,173
    Chongqing Changan Automobile Co. Ltd., B ................................           China             3,242,800       1,671,988
                                                                                                                      -------------
                                                                                                                          4,582,924
                                                                                                                      -------------

    CAPITAL MARKETS 0.4%
    Yuanta Core Pacific Securities Co. ......................................           Taiwan            3,784,156       2,215,650
                                                                                                                      -------------

    COMMERCIAL BANKS 12.4%
  a China Construction Bank, H ..............................................           China             4,062,000       1,898,021
a,b China Construction Bank, H, 144A ........................................           China            43,532,000      20,340,876
    Chinatrust Financial Holding Co. Ltd. ...................................           Taiwan            8,501,002       7,151,734
    DBS Group Holdings Ltd. .................................................         Singapore             193,000       1,950,817
    HSBC Holdings PLC .......................................................       United Kingdom        1,228,719      21,159,824
    Mega Financial Holding Co. Ltd. .........................................           Taiwan           14,406,000      10,965,261
                                                                                                                      -------------
                                                                                                                         63,466,533
                                                                                                                      -------------

    COMMUNICATIONS EQUIPMENT 0.8%
    D-Link Corp. ............................................................           Taiwan            3,558,521       4,079,351
                                                                                                                      -------------

    COMPUTERS & PERIPHERALS 5.3%
    Acer Inc. ...............................................................           Taiwan            6,580,960      14,601,597
    Asustek Computer Inc. ...................................................           Taiwan            1,212,268       3,440,621
    Lite-On Technology Corp. ................................................           Taiwan            7,198,586       9,385,180
                                                                                                                      -------------
                                                                                                                         27,427,398
                                                                                                                      -------------

    CONSTRUCTION MATERIALS 0.6%
    Anhui Conch Cement Co. Ltd., H ..........................................           China             2,192,000       3,150,420
                                                                                                                      -------------

    DISTRIBUTORS 3.2%
    China Resources Enterprise Ltd. .........................................           China             6,700,000      14,768,077
    Test-Rite International Co. Ltd. ........................................           Taiwan            2,225,980       1,536,554
                                                                                                                      -------------
                                                                                                                         16,304,631
                                                                                                                      -------------


                                                          Semiannual Report | 17

Templeton China World Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
    China Telecom Corp. Ltd., H .............................................           China             9,073,833   $   3,333,410
                                                                                                                      -------------

    ELECTRIC UTILITIES 2.0%
    Cheung Kong Infrastructure Holdings Ltd. ................................         Hong Kong           3,320,548      10,465,058
                                                                                                                      -------------

    ELECTRICAL EQUIPMENT 0.1%
    Phoenixtec Power Co. Ltd. ...............................................           Taiwan              454,055         440,755
                                                                                                                      -------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
    Delta Electronics Inc. ..................................................           Taiwan            3,838,163       9,201,987
    Synnex Technology International Corp. ...................................           Taiwan            6,978,800       8,656,160
  a Yageo Corp. .............................................................           Taiwan            2,810,000       1,078,088
                                                                                                                      -------------
                                                                                                                         18,936,235
                                                                                                                      -------------

    FOOD & STAPLES RETAILING 8.2%
    Dairy Farm International Holdings Ltd. ..................................         Hong Kong          10,219,776      35,973,612
    President Chain Store Corp. .............................................           Taiwan            2,844,088       6,205,187
                                                                                                                      -------------
                                                                                                                         42,178,799
                                                                                                                      -------------

    FOOD PRODUCTS 2.1%
    COFCO International Ltd. ................................................           China             7,722,000       4,130,769
    Uni-President Enterprises Corp. .........................................           Taiwan           11,678,950       6,658,159
                                                                                                                      -------------
                                                                                                                         10,788,928
                                                                                                                      -------------

    HOTELS, RESTAURANTS & LEISURE 1.5%
    The Hongkong and Shanghai Hotels Ltd. ...................................         Hong Kong           6,632,478       7,908,071
                                                                                                                      -------------

    HOUSEHOLD DURABLES 0.1%
    TCL Multimedia Technology Holdings Ltd. .................................           China             5,052,000         742,371
                                                                                                                      -------------

    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.4%
    Datang International Power Generation Co. Ltd., H .......................           China             9,620,320       6,944,333
    Guangdong Electric Power Development Co. Ltd., B ........................           China             8,967,343       4,068,736
    Huadian Power International Corp. Ltd., H ...............................           China            15,536,000       4,205,441
    Huaneng Power International, Inc., H ....................................           China             3,430,776       2,299,581
                                                                                                                      -------------
                                                                                                                         17,518,091
                                                                                                                      -------------

    INDUSTRIAL CONGLOMERATES 2.7%
    Citic Pacific Ltd. ......................................................           China               860,092       2,572,088
    LG Corp. ................................................................        South Korea            154,910       5,440,197
    Shanghai Industrial Holdings Ltd. .......................................           China             2,784,253       5,993,468
                                                                                                                      -------------
                                                                                                                         14,005,753
                                                                                                                      -------------

    LEISURE EQUIPMENT & PRODUCTS 0.4%
    Premier Image Technology Corp. ..........................................           Taiwan            1,445,090       1,816,911
                                                                                                                      -------------


18 | Semiannual Report

Templeton China World Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MACHINERY 1.4%
    China International Marine Containers (Group) Co. Ltd., B ...............           China             5,591,330   $   5,535,150
    Yungtay Engineering Co. Ltd. ............................................           Taiwan            2,524,000       1,423,374
                                                                                                                      -------------
                                                                                                                          6,958,524
                                                                                                                      -------------

    MEDIA 0.0%c
    Next Media Ltd. .........................................................         Hong Kong              80,000          43,568
                                                                                                                      -------------

    METALS & MINING 0.1%
    Aluminum Corp. of China Ltd., H .........................................           China               372,000         381,209
                                                                                                                      -------------

    OFFICE ELECTRONICS 0.2%
    Kinpo Electronics Inc. ..................................................           Taiwan            3,042,648       1,176,723
                                                                                                                      -------------

    OIL, GAS & CONSUMABLE FUELS 19.6%
    China Petroleum & Chemical Corp., H .....................................           China            37,309,395      22,482,927
  a China Shenhua Energy Co. Ltd., H ........................................           China             8,089,000      12,303,534
    CNOOC Ltd. ..............................................................           China            21,129,000      17,839,113
    PetroChina Co. Ltd., H ..................................................           China            44,791,903      43,879,951
  b PetroChina Co. Ltd., H, 144A ............................................           China             4,460,000       4,369,195
                                                                                                                      -------------
                                                                                                                        100,874,720
                                                                                                                      -------------

    PAPER & FOREST PRODUCTS 0.5%
    Shandong Chenming Paper Holdings Ltd., B ................................           China             4,620,200       2,429,819
                                                                                                                      -------------

    REAL ESTATE 4.9%
    Cheung Kong (Holdings) Ltd. .............................................         Hong Kong           1,360,690      14,364,685
    Henderson Investment Ltd. ...............................................         Hong Kong           2,888,756       5,548,175
    Hongkong Land Holdings Ltd. .............................................         Hong Kong           1,521,000       5,445,180
                                                                                                                      -------------
                                                                                                                         25,358,040
                                                                                                                      -------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
    Faraday Technology Corp. ................................................           Taiwan              309,560         486,512
    Realtek Semiconductor Corp. .............................................           Taiwan            3,031,000       3,353,197
    Samsung Electronics Co. Ltd. ............................................        South Korea              5,510       3,898,424
    Siliconware Precision Industries Co. ....................................           Taiwan            1,297,666       1,675,543
    Sunplus Technology Co. Ltd. .............................................           Taiwan            2,435,247       2,953,020
    Taiwan Semiconductor Manufacturing Co. Ltd. .............................           Taiwan            3,910,189       7,338,269
                                                                                                                      -------------
                                                                                                                         19,704,965
                                                                                                                      -------------

    SPECIALTY RETAIL 0.3%
    GOME Electrical Appliances Holdings Ltd. ................................           China             1,439,000       1,363,331
                                                                                                                      -------------

    TEXTILES APPAREL & LUXURY GOODS 0.2%
    Tack Fat Group International Ltd. .......................................         Hong Kong           6,352,000         753,271
                                                                                                                      -------------


                                                          Semiannual Report | 19

Templeton China World Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION INFRASTRUCTURE 4.1%
    China Merchants Holdings International Co. Ltd. .........................           China             1,303,451   $   3,713,130
    Chiwan Wharf Holdings Ltd., B ...........................................           China               103,800         173,938
    Cosco Pacific Ltd. ......................................................           China             1,641,449       3,480,537
    Hainan Meilan International Airport Co. Ltd., H .........................           China             2,621,000       1,790,589
    Hopewell Holdings Ltd. ..................................................         Hong Kong           4,262,000      11,948,839
                                                                                                                      -------------
                                                                                                                         21,107,033
                                                                                                                      -------------

    WIRELESS TELECOMMUNICATION SERVICES 6.0%
    China Mobile (Hong Kong) Ltd. ...........................................           China             5,828,770      28,475,356
    Taiwan Mobile Co. Ltd. ..................................................           Taiwan            2,496,930       2,308,374
                                                                                                                      -------------
                                                                                                                         30,783,730
                                                                                                                      -------------
    TOTAL COMMON STOCKS (COST $313,086,642) .................................                                           469,458,670
                                                                                                                      -------------

                                                                                                        -----------
                                                                                                         PRINCIPAL
                                                                                                          AMOUNT
                                                                                                        -----------

    SHORT TERM INVESTMENTS (COST $42,622,356) 8.3%
  d U.S. Treasury Bills, 3/02/06 - 5/25/06 ..................................       United States       $42,895,000      42,624,009
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $355,708,998) 99.7% .............................                                           512,082,679
    OTHER ASSETS, LESS LIABILITIES 0.3% .....................................                                             1,615,333
                                                                                                                      -------------
    NET ASSETS 100.0% .......................................................                                         $ 513,698,012
                                                                                                                      =============

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At February 28, 2006, the aggregate value of these securities was $24,892,142, representing 4.85% of net assets.

c Rounds to less than 0.1% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


20 | See notes to financial statements. | Semiannual Report

Templeton China World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006 (unaudited)

Assets:
 Investments in securities:
  Cost ..................................................................   $   355,708,998
                                                                            ===============
  Value .................................................................   $   512,082,679
 Cash ...................................................................               559
 Foreign currency, at value (cost $188,511) .............................           188,250

 Receivables:
  Capital shares sold ...................................................         5,579,645
  Dividends and interest ................................................           220,330
                                                                            ---------------
      Total assets ......................................................       518,071,463
                                                                            ---------------

Liabilities:
 Payables:
  Investment securities purchased .......................................         3,020,949
  Capital shares redeemed ...............................................           438,604
  Affiliates ............................................................           777,096
 Accrued expenses and other liabilities .................................           136,802
                                                                            ---------------
      Total liabilities .................................................         4,373,451
                                                                            ---------------
        Net assets, at value ............................................   $   513,698,012
                                                                            ===============

Net assets consist of:
 Paid-in capital ........................................................   $   390,529,798
 Distributions in excess of net investment income .......................        (1,077,256)
 Net unrealized appreciation (depreciation) .............................       156,380,735
 Accumulated net realized gain (loss) ...................................       (32,135,265)
                                                                            ---------------
        Net assets, at value ............................................   $   513,698,012
                                                                            ===============

CLASS A:
 Net assets, at value ...................................................   $   199,074,242
                                                                            ===============
 Shares outstanding .....................................................         8,112,139
                                                                            ===============
 Net asset value per share a  ...........................................   $         24.54
                                                                            ===============
 Maximum offering price per share (net asset value per share / 94.25%) ..   $         26.04
                                                                            ===============

CLASS B:
 Net assets, at value ...................................................   $    14,938,114
                                                                            ===============
 Shares outstanding .....................................................           612,296
                                                                            ===============
 Net asset value and maximum offering price per share a  ................   $         24.40
                                                                            ===============

CLASS C:
 Net assets, at value ...................................................   $    79,598,437
                                                                            ===============
 Shares outstanding .....................................................         3,268,669
                                                                            ===============
 Net asset value and maximum offering price per share a  ................   $         24.35
                                                                            ===============

ADVISOR CLASS:
 Net assets, at value ...................................................   $   220,087,219
                                                                            ===============
 Shares outstanding .....................................................         8,927,180
                                                                            ===============
 Net asset value and maximum offering price per share a  ................   $         24.65
                                                                            ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 21

Templeton China World Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2006 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $260,785) ...........................   $     2,260,827
 Interest (net of foreign taxes of $40) .................................           766,001
                                                                            ---------------
      Total investment income ...........................................         3,026,828
                                                                            ---------------

Expenses:
 Management fees (Note 3a) ..............................................         2,583,835
 Administrative fees (Note 3b) ..........................................           412,507
 Distribution fees (Note 3c)
  Class A ...............................................................           251,396
  Class B ...............................................................            65,513
  Class C ...............................................................           288,141
 Transfer agent fees (Note 3e) ..........................................           283,101
 Custodian fees (Note 4) ................................................           119,386
 Reports to shareholders ................................................            21,144
 Registration and filing fees ...........................................            40,935
 Professional fees ......................................................            13,106
 Trustees' fees and expenses ............................................            20,850
 Other ..................................................................             4,385
                                                                            ---------------
      Total expenses ....................................................         4,104,299
      Expense reductions (Note 4) .......................................              (437)
                                                                            ---------------
        Net expenses ....................................................         4,103,862
                                                                            ---------------
          Net investment income (loss) ..................................        (1,077,034)
                                                                            ---------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................         2,204,384
  Foreign currency transactions .........................................           (67,625)
                                                                            ---------------
      Net realized gain (loss) ..........................................         2,136,759
                                                                            ---------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................        58,327,848
  Translation of assets and liabilities denominated in foreign currencies            39,339
                                                                            ---------------
      Net change in unrealized appreciation (depreciation) ..............        58,367,187
                                                                            ---------------
Net realized and unrealized gain (loss) .................................        60,503,946
                                                                            ---------------
Net increase (decrease) in net assets resulting from operations .........   $    59,426,912
                                                                            ===============


22 | See notes to financial statements. | Semiannual Report

Templeton China World Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           -----------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                           FEBRUARY 28, 2006     YEAR ENDED
                                                                                              (UNAUDITED)      AUGUST 31, 2005
                                                                                           -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .........................................................   $    (1,077,034)    $     5,686,790
  Net realized gain (loss) from investments and foreign currency transactions ..........         2,136,759           9,162,080
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ............................        58,367,187          39,503,571
                                                                                           -----------------------------------
      Net increase (decrease) in net assets resulting from operations ..................        59,426,912          54,352,441
 Distributions to shareholders from:

  Net investment income:
   Class A .............................................................................        (1,806,741)           (489,886)
   Class B .............................................................................           (97,993)            (58,609)
   Class C .............................................................................          (561,303)           (125,851)
   Advisor Class .......................................................................        (3,160,482)         (1,971,461)
                                                                                           -----------------------------------
 Total distributions to shareholders ...................................................        (5,626,519)         (2,645,807)
                                                                                           ===================================

 Capital share transactions: (Note 2)
   Class A .............................................................................        68,687,405          55,617,034
   Class B .............................................................................           913,601           1,638,322
   Class C .............................................................................        26,227,269          19,848,842
   Advisor Class .......................................................................         4,025,479          (2,790,819)
                                                                                           -----------------------------------
 Total capital share transactions ......................................................        99,853,754          74,313,379
                                                                                           -----------------------------------

 Redemption fees .......................................................................             4,781               6,987
                                                                                           -----------------------------------
      Net increase (decrease) in net assets ............................................       153,658,928         126,027,000

Net assets:
 Beginning of period ...................................................................       360,039,084         234,012,084
                                                                                           -----------------------------------
 End of period .........................................................................   $   513,698,012     $   360,039,084
                                                                                           ===================================

Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
 End of period .........................................................................   $    (1,077,256)    $     5,626,297
                                                                                           ===================================


                     Semiannual Report | See notes to financial statements. | 23

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

On June 12, 2003, Fund shareholders approved an Agreement and Plan of Reorganization, which provided for the conversion of the Fund from a closed-end fund organized as a Maryland Corporation (the Closed-End Fund) into an open-end fund organized as a Delaware Statutory Trust. The conversion, which was a tax-free reorganization, was effective after the close of business on August 8, 2003. Trading of the Closed-End Fund's shares on the New York Stock Exchange, Inc. was suspended after the close of business on August 8, 2003. The Closed-End Fund's shareholders received Advisor Class shares of the Fund equivalent in number to, and with the same net asset value as, the Closed-End Fund's shares held on August 8, 2003. For six months following the conversion, former Closed-End Fund shareholders who redeemed Advisor Class shares received in the conversion were subject to a 2% redemption fee.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


24 | Semiannual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 25

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


26 | Semiannual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2006, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                      --------------------------------------------------------------
                                            SIX MONTHS ENDED                     YEAR ENDED
                                           FEBRUARY 28, 2006                   AUGUST 31, 2005
                                      --------------------------------------------------------------
                                        SHARES           AMOUNT            SHARES         AMOUNT
                                      --------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................     3,491,366     $ 80,473,865        3,577,879    $ 72,635,554
 Shares issued in reinvestment
  of distributions ................        69,859        1,477,515           23,212         419,671
 Shares redeemed ..................      (579,965)     (13,263,975)        (873,377)    (17,438,191)
                                      --------------------------------------------------------------
 Net increase (decrease) ..........     2,981,260     $ 68,687,405        2,727,714    $ 55,617,034
                                      ==============================================================
CLASS B SHARES:
 Shares sold ......................        80,377     $  1,835,769          173,565    $  3,347,695
 Shares issued in reinvestment
  of distributions ................         4,065           85,646            2,789          50,234
 Shares redeemed ..................       (43,485)      (1,007,814)         (88,754)     (1,759,607)
                                      --------------------------------------------------------------
 Net increase (decrease) ..........        40,957     $    913,601           87,600    $  1,638,322
                                      ==============================================================
CLASS C SHARES:
 Shares sold ......................     1,329,576     $ 30,550,910        1,263,454    $ 25,574,673
 Shares issued in reinvestment
  of distributions ................        21,092          443,574            5,672         102,262
 Shares redeemed ..................      (209,873)      (4,767,215)        (295,678)     (5,828,093)
                                      --------------------------------------------------------------
 Net increase (decrease) ..........     1,140,795     $ 26,227,269          973,448    $ 19,848,842
                                      ==============================================================


                                                          Semiannual Report | 27

Templeton China World Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      --------------------------------------------------------------
                                            SIX MONTHS ENDED                    YEAR ENDED
                                            FEBRUARY 28, 2006                 AUGUST 31, 2005
                                      -------------------------------------------------------------
                                        SHARES           AMOUNT            SHARES         AMOUNT
                                      -------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ......................       642,249     $ 14,873,656          908,097    $ 19,131,449
 Shares issued in reinvestment
  of distributions ................        56,892        1,207,251           34,752         629,703
 Shares redeemed ..................      (535,378)     (12,055,428)      (1,142,027)    (22,551,971)
                                      -------------------------------------------------------------
 Net increase (decrease) ..........       163,763     $  4,025,479         (199,178)   $ (2,790,819)
                                      =============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                     AFFILIATION
----------------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                         Investment manager
Franklin Templeton Services, LLC (FT Services)                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE            NET ASSETS
--------------------------------------------------------------------------------
      1.250%                   Up to and including $1 billion
      1.200%                   Over $1 billion, up to and including $5 billion
      1.150%                   Over $5 billion, up to and including $10 billion
      1.100%                   Over $10 billion, up to and including $15 billion
      1.050%                   Over $15 billion, up to and including $20 billion
      1.000%                   In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund's average daily net assets.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in


28 | Semiannual Report

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A........................ 0.35%
Class B........................ 1.00%
Class C........................ 1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a .......................................  $306,815
Contingent deferred sales charges retained..........................  $ 15,145 a Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $283,101, of which $172,665 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At August 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At August 31, 2005, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
 2006 ...................................................    $ 13,996,214
 2007 ...................................................          45,311
 2008 ...................................................       1,256,834
 2009 ...................................................      17,884,154
                                                             ------------
                                                             $ 33,182,513
                                                             ============


                                                          Semiannual Report | 29

Templeton China World Fund

5. INCOME TAXES (CONTINUED)

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2005, the Fund deferred realized currency losses of $13,772.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At February 28, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................    $356,784,737
                                                             ============

Unrealized appreciation .................................    $160,770,884
Unrealized depreciation .................................      (5,472,942)
                                                             ------------
Net unrealized appreciation (depreciation) ..............    $155,297,942
                                                             ============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2006, aggregated $110,793,347 and $7,679,301, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


30 | Semiannual Report

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Fund did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 31

Templeton China World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care
Fund Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CHINA WORLD FUND

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

188 S2006 04/06





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.        N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     N/A


ITEM 10. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer -
 Finance and Administration
Date  April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer -
 Finance and Administration
Date  April 24, 2006


By /s/GALEN G. VETTER
Chief Financial Officer
Date  April 24, 2006